Schedule of Share Based Payment Arrangement Warrant Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Number of warrants, beginning balance	230,000
Warrant, weighted average exercise price, beginning balance		$ 0.98
Outstanding, expiry date		Apr. 03, 2023
Expired	(230,000)
Number of warrants, ending balance		230,000